Summary of Significant Accounting Policies (Details) - Schedule of Disaggregation of Revenue	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Disaggregation of Revenue [Line Items]
Net revenues	¥ 52,268,716	$ 7,233,623	¥ 380,138,767
Product Sales Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Net revenues	46,868,172		319,193,707
Service Revenue [Member]
Schedule of Disaggregation of Revenue [Line Items]
Net revenues	¥ 5,400,544		¥ 60,945,060